Fair Values Of Financial Instruments - Summary of Put- Underlying (Detail) - Scenario Changes Percentage Price [Member]	12 Months Ended
Dec. 31, 2022
PJ3N6U001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	6.055%
PJ3N6U001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	4.037%
PJ3N6U001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	2.018%
PJ3N6U001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PJ3N6U001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PJ3N6U001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PL3N7V001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	5.962%
PL3N7V001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.975%
PL3N7V001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.987%
PL3N7V001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PL3N7V001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PL3N7V001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PF3N2H001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	10.464%
PF3N2H001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	6.976%
PF3N2H001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.488%
PF3N2H001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PF3N2H001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PF3N2H001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
X3JN6G001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	7.564%
X3JN6G001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	5.043%
X3JN6G001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	2.521%
X3JN6G001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
X3JN6G001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
X3JN6G001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
XY3N5J001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	9.675%
XY3N5J001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	6.45%
XY3N5J001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.225%
XY3N5J001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
XY3N5J001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
XY3N5J001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%